LOANS PAYABLE (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 06, 2023	Dec. 31, 2024	Dec. 31, 2023
Debt Facility [Member] | Terronera Precious Metals, S.A. de C.V. [Member]
Disclosure of detailed information about borrowings [line items]
Debt face amount	$ 120,000
Description of debt covenants	the corporate entity must maintain a cash balance in excess of $10,000 and the Reserve Tail Ratio must be in excess of 20%. Then at certain measurement dates, the following must be observed: Loan Life Coverage Ratio must be in excess of 1.3; Project Life Coverage Ratio must be in excess of 1.5; Historical Debt Service Coverage Ratio must be in excess of 1.25; Gross Leverage Ratio must be less than 3.5; and Interest Service Coverage Ratio must be in excess of 2.5.
Interest rate basis	interest rate equal to US Secured Overnight Financing Rate ("SOFR") + 4.50% per annum prior to completion and SOFR + 3.75% per annum from completion of the Terronera project until the fifth anniversary of the loan, and SOFR + 4.25% from the fifth anniversary onwards
Weighted-average interest rate	9.20%
Equipment Financing [Member]
Disclosure of detailed information about borrowings [line items]
Equipment financing		$ 16,939
Weighted-average interest rate		6.60%
Net book value of equipment pledged as security		$ 15,661	$ 17,720